Notes to the interim condensed consolidated statement of financial position - Other current liabilities (Details) € in Thousands, $ in Millions			1 Months Ended
	Jun. 01, 2026 USD ($)	Jan. 01, 2026 USD ($)	Jul. 31, 2025 USD ($)	Jun. 30, 2025 EUR (€)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 EUR (€)
Other current liabilities
Employee-related payables				€ 1,684		€ 2,604
Accrued payroll and other employee-related taxes				3,282		1,741
VAT payables				5,017		3,798
Other accrued taxes and employee-related expenses				576		126
Other miscellaneous payables				4,611		331
Other current liabilities				15,170		€ 8,600
Licensing and collaboration agreement with CTTQ
Other current liabilities
License agreement, payables for credit notes issued				€ 4,300	$ 5.0
Licensing and collaboration agreement with CTTQ | Forecast
Other current liabilities
License agreement, issue of credit notes | $	$ 1.5	$ 1.5
Licensing and collaboration agreement with CTTQ | Credit note issuance under license arrangement
Other current liabilities
License agreement, issue of credit notes | $			$ 2.0